Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2021
Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions

2.  Significant accounting judgments, estimates and assumptions

The preparation of these financial statements requires management to make estimates, assumptions and judgments that affect the reported amount of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities at the date of the Company’s consolidated financial statements. Note 1 to the Company’s consolidated financial statements provides a detailed discussion of the significant accounting policies.Certain of the Company’s accounting policies reflect significant judgments, assumptions or estimates about matters that are both inherently uncertain and material to the Company’s financial position or results of operations.

Actual results could differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimate is revised. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

For Leases significant accounting judgments, estimates and assumptions refer to Note 1q.

i)  Return obligations

The aircraft lease agreements of the Company also require that the aircraft components (airframe, APU and landing gears) and engines (overhaul and limited life parts) be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term. The Company estimates the provision related to aircraft components and engines using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. This provision is made in relation to the present value of the expected future costs of meeting the return conditions (Note 14 and 16).

ii)  Deferred taxes

Deferred tax assets are recognized for all available tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Management’s judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning opportunities to advance taxable profit before expiration of available tax losses.

Tax losses relate to operations of the Company on a stand-alone basis, in conformity with current Tax Law and may be carried forward against taxable income generated in the succeeding years at each country and may not be used to offset taxable income elsewhere in the Company’s consolidated group (Note 20).

During the years ended December 31, 2021, 2020 and 2019, the Company utilized Ps.1,944,922, Ps.0 and Ps.214,460, respectively, of the available tax loss carry-forwards.

iii)  Fair value measurement of financial instruments

Where the fair value of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, they are determined using valuation techniques including the discounted cash flows model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values.

The judgments include considerations of inputs such as liquidity risk, credit risk and expected volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments (Note 4).

iv)  Impairment of long-lived assets

The Company assesses whether there are indicators of impairment for long-lived assets and right of use assets, annually and at other times when such indicators exist in the related CGU. Impairment exists when the carrying amount of a long-lived asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less cost to sell and its value-in-use.

In making these determinations, the Company uses certain assumptions, including, but not limited to estimated, undiscounted future cash flows expected to be generated by these assets, which are based on additional assumptions such as asset utilization, length of service the asset will be used in the Company’s operations, excluding additions and extensions.

The Company’s assumptions about future conditions important to its assessment of potential impairment of its long-lived assets, including the impact of the COVID-19 pandemic to its business, are subject to uncertainty, and the Company will continue to monitor these conditions in future periods as new information becomes available, and will updated its analyses accordingly.

For the year ended December 31, 2021 the Company has evaluated whether there were indications of impairment in its long-lived assets and right-of-use assets and concluded that there are no triggering events.

For the year ended December 31, 2020 the Company evaluated whether there were indications of impairment and concluded that there were triggering events. Therefore, performed a quantitative impairment test and estimated the recoverable amount of the CGU by calculating the CGU value in use. As a result of this analysis, the Company determined the recoverable amount was in excess of the CGU book value and, therefore, no impairment was recorded.

v)  Leases - Estimating the incremental borrowing rate

The Company cannot readily determine the interest rate implicit in its leases, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).